Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity	Equity
30.1. Share capital

	2025	2024	2023	2025	2024	2023
	Number ‘000	Number ‘000	Number ‘000	US$'000	US$'000	US$'000	1.
					(Recast)	(Recast)
Balance at January 1,	334,725	323,727	316,343	414,012	315,178	265,551
Shares issued through the exercise of share options and warrants[1]	1,693	525	3,879	29,722	5,357	27,857
Shares issued for Dedicaid[2]	38	-	207	467	-	1,213
Shares issued for Lightpoint[3]	269	-	3,298	4,467	-	20,557
Shares issued for IsoTherapeutics[4]	-	718	-	-	5,816	-
Shares issued for ARTMS[5]	-	5,675	-	-	46,733	-
Shares issued for QSAM[6]	-	4,080	-	-	40,928	-
Shares issued for Imaginab[7]	2,053	-	-	31,294	-	-
Transaction costs arising on new share issues	-	-	-	-	-	-
Balance at December 31,	338,778	334,725	323,727	479,962	414,012	315,178
1.Options exercised during the year through the employee Equity Incentive Plan resulted in 1,693,000 (2024: 525,000,
2023: 3,879,000) shares being issued of total value of $29,722,000 (2024: $5,357,000, 2023: $27,857,000).
2.On April 27, 2023, the Group completed the acquisition of Dedicaid GmbH. The consideration for the acquisition comprised 207,000  in Telix shares at a 10-day volume weighted average price of shares on the execution date of
A$8.73 per share. During the year, the Group issued 37,575 fully paid ordinary shares upon satisfaction of certain milestones.
3.On November 1, 2023, the Group completed the acquisition of Lightpoint through the issue of 3,298,000 fully paid ordinary Telix shares at A$9.37 per share. During the year, the Group issued 269,075 fully paid ordinary shares in satisfaction of Lightpoint milestone rights.
4.On April 9, 2024, the Group completed the acquisition of IsoTherapeutics. The consideration included the issue of
717,587 fully paid ordinary Telix shares at A$12.42 per share.
5.On April 11, 2024, the Group completed the acquisition of ARTMS. The consideration included the issue of 5,674,365 fully paid ordinary Telix shares at A$12.62 per share.
6.On May 3, 2024, the Group completed the acquisition of QSAM. The purchase price included the issue of 3,671,120 fully paid ordinary Telix shares at $14.80 per share and a further 409,026 fully paid ordinary Telix shares at $18.05 per share.
7.On January 30, 2025, the Group completed the acquisition of ImaginAb. The consideration included the issue of
2,053,311 fully paid ordinary Telix shares at A$24.37 per share.
The weighted average ordinary shares for the period January 1, 2025 to December 31, 2025 is 337,879,901 (2024:
331,226,491, 2023: 319,180,783). The Company does not have a limited amount of authorized capital under Australian law.
Rights applying to securities:
1.Ordinary shares: Ordinary shares entitle the holder to participate in dividends, and to share in the proceeds of winding up the Company in proportion to the number of and amounts paid on the shares held.
2.Options and rights: Holders of Options and rights have no voting rights. Information relating to the Company’s
Employee Incentive Plan ("EIP"), including details of Options issued, exercised and lapsed during the financial year, is set out in note 31.
30.2. Share capital reserve

	2025	2024	2023	2025	2024	2023
	Number ’000	Number ’000	Number ‘000	US$'000	US$'000	US$'000	1.
					(Recast)	(Recast)
Balance at January 1	-	-	-	15,945	(41,742)	(18,231)
Treasury shares acquired	1,693	525	3,877	(27,557)	(4,697)	(23,511)
Issue of convertible bonds	-	-	-	-	63,849	-
Transaction costs arising on convertible bonds issue	-	-	-	-	(1,465)	-
Shares allocated to employees	(1,693)	(525)	(3,877)	-	-	-
Balance at December 31	-	-	-	(11,612)	15,945	(41,742)
30.2.1. Treasury shares
Ordinary shares in the Company were purchased by the Telix Pharmaceuticals Employee Share Trust for the purpose of issuing shares under the Equity Incentive Plan. These shares are allocated to employees and are not held within the
Employee Share Trust (see note 31 for further information).
30.2.2. Conversion right of convertible bonds
The amount shown for the issue of convertible bonds is the initial value of the conversion rights relating to the convertible bonds.
30.3. Other reserves

	Foreign currency translation reserve	Share-based payments reserve	Financial assets at FVOCI reserve	Total	1.
	US$'000	US$'000	US$'000	US$'000
Balance as at January 1, 2025	(1,611)	81,404	(3899)	75,894
Other comprehensive (loss)/income	(5,757)	-	(1,242)	(6,999)
Total comprehensive (loss)/income	(5,757)	-	(1,242)	(6,999)
Share-based payments to employees	-	19,350	-	19,350
Share-based payments associated with acquisitions	-	23,287	-	23,287
Transfer on satisfaction of acquisition performance rights	-	(4,467)	-	(4,467)
Transfer on exercise of options	-	(5,501)	-	(5,501)
	-	32,669	-	32,669
Balance as at December 31, 2025	(7,368)	114,073	(5,141)	101,564

	Foreign currency translation reserve	Share-based payments reserve	Financial assets at FVOCI reserve	Total	1.
	US$'000	US$'000	US$'000	US$'000
	(Recast)	(Recast)	(Recast)	(Recast)
Balance as at January 1, 2024	(7,179)	24,119	(612)	16,328
Other comprehensive	5,568	-	(3,287)	2,281
Total comprehensive income/(loss)	5,568	-	(3,287)	2,281
Share-based payments to employees	-	12,928	-	12,928
Share-based payments associated with acquisitions	-	44,877	-	44,877
Transfer on exercise of options	-	(520)	-	(520)
	-	57,285	-	57,285
Balance as at December 31, 2024	(1,611)	81,404	(3,899)	75,894

	Foreign currency translation reserve	Share-based payments reserve	Financial assets at FVOCI reserve	Total	1.
	US$'000	US$'000	US$'000	US$'000
	(Recast)	(Recast)	(Recast)	(Recast)
Balance as at January 1, 2023	(5,316)	6,456	-	1,140
Other comprehensive (loss)/income	(1,863)	-	(612)	(2,475)
Total comprehensive (loss)/income	(1,863)	-	(612)	(2,475)
Share-based payments to employees	-	5,848	-	5,848
Share-based payments associated with acquisitions	-	14,158	-	14,158
Transfer on exercise of options	-	(2,343)	-	(2,343)
	-	17,663	-	17,663
Balance as at December 31, 2023	(7,179)	24,119	(612)	16,328
30.4. Share-based payments reserve

	2025	2024	2023
	Number ’000	Number ’000	Number ‘000
Balance at January 1	25,522	14,601	11,736
EIP options issued	7,185	9,877	6,689
Options exercised	(2,272)	(619)	(4,524)
Options lapsed	(1,850)	(2,621)	(1,824)
Performance Rights issued[1]	3,915	4,284	2,524
Performance Rights exercised	(269)	-	-
Performance Rights lapsed	(488)	-	-
Balance at December 31	31,743	25,522	14,601
1.Relates to the acquisition of ImaginAb in 2025, QSAM in 2024 and Lightpoint in 2023.
30.5. Financial assets at FVOCI reserve
The group has elected to recognize changes in the fair value of certain investments in equity securities in Other comprehensive income (OCI), as explained in note 17. These changes are accumulated within the FVOCI reserve within equity.
The table below shows how the FVOCI reserve relates to equity securities:

	2025	2024	2023
	US$'000	US$'000	US$'000	1.
		(Recast)	(Recast)	1.
Balance at January 1	(3,899)	(612)	-
Revaluation - gross	(1,242)	(3,287)	(612)
Deferred tax	-	-	-
Balance at December 31	(5,141)	(3,899)	(612)